Stock-based Compensation - Class P Units Activity (Q3) (Details) - shares		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 16, 2021	Sep. 30, 2021	Jun. 15, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Units
Recapitalization in connection with the Business Combination (in shares)	25,687,126
Class A-3 and Class B Units
Number of Units
Outstanding beginning balance (in shares)	262,249		274,816	274,816	264,077	245,371	252,241
Repurchases (in shares)			(8,279)		(1,900)		(12,391)
Cancellations (in shares)			(4,288)		(1,611)	(7,284)	(38,604)
Outstanding ending balance (in shares)			262,249		274,816	264,077	245,371
Vested (in shares)					234,114	207,398
Class A-3 Units
Number of Units
Conversion to Class P Units in connection with the Business Combination (in shares)	(53,333)
Class P Units
Number of Units
Cancellations (in shares)		(216,920)
Outstanding ending balance (in shares)	25,896,042	25,679,122		25,679,122
Vested (in shares)				23,197,454